Property, plant, and equipment	6 Months Ended
Jun. 30, 2024
Property, plant, and equipment
Property, plant, and equipment
13.	Property, plant, and equipment

The movement of property, plant and equipment for the period ended June 30, 2024, with its corresponding depreciation and impairment, is as follows:

		Pipelines,
	Plant and	networks, and	Work in
	equipment	lines	progress	Buildings	Lands	Other	Total
Cost
Balance as of December 31, 2023	54,852,955	58,584,592	15,490,281	16,668,026	4,832,650	3,338,000	153,766,504
Additions/capitalizations (1)	926,198	710,801	1,671,812	335,347	9	95,294	3,739,461
Abandonment cost update (Note 22)	—	(28,679)	—	—	—	—	(28,679)
Capitalized financial interests (2)	82,269	40,918	55,133	24,359	—	5,563	208,242
Exchange differences capitalized	682	339	598	202	—	46	1,867
Disposals	(525,351)	(249,046)	(21,665)	(8,810)	—	(68,920)	(873,792)
Foreign currency translation	2,532,965	1,470,361	88,757	612,551	161,929	81,330	4,947,893
Reclassifications/transfers	530,350	(629,507)	(188,743)	259,575	(199)	(154,600)	(183,124)
Balance as of June 30, 2024 (Unaudited)	58,400,068	59,899,779	17,096,173	17,891,250	4,994,389	3,296,713	161,578,372

Accumulated depreciation and impairment losses
Balance as of December 31, 2023	(24,907,224)	(23,488,422)	(1,687,758)	(7,146,337)	(168,100)	(1,197,361)	(58,595,202)
Depreciation expense	(1,350,945)	(1,082,835)	—	(348,907)	—	(81,186)	(2,863,873)
Loss of impairment	(5,282)	—	—	—	—	—	(5,282)
Disposals	501,218	228,212	—	6,289	—	58,916	794,635
Foreign currency translation	(938,701)	(582,135)	(81)	(223,651)	(8,347)	(47,136)	(1,800,051)
Reclassifications/transfers	(300,275)	425,256	48,455	(143,454)	(4,757)	4,070	29,295
Balance as of June 30, 2024 (Unaudited)	(27,001,209)	(24,499,924)	(1,639,384)	(7,856,060)	(181,204)	(1,262,697)	(62,440,478)
Balance as of December 31, 2023	29,945,731	35,096,170	13,802,523	9,521,689	4,664,550	2,140,639	95,171,302
Balance as of June 30, 2024 (Unaudited)	31,398,859	35,399,855	15,456,789	10,035,190	4,813,185	2,034,016	99,137,894
(1)	Mainly includes: i) Ecopetrol S.A. projects in courses associated with the Castilla, Chichimene, Piedemonte, Caño Sur, Rubiales and Refinería de Barrancabermeja ii) Interconexión Eléctrica S.A. E.S.P projects in progress: UPME 09-2016 Copey–Cuestecitas, 500 kV, Copey–Fundación, 220 kV, UPME 04-2019 transmission line La Loma - Sogamoso 500 kV, connection of the Alpha and Beta wind farms to the Nueva Cuestecitas substation, Copey Second Circuit Project - Cuestecitas 500kV, connection of the Windpeshi wind project to the Cuestecitas 200kV substation and asset optimization plan.
(2)	Financial interest is capitalized based on the weighted average rate of loan costs.